BUSINESS DESCRIPTION (Details Narrative) - USD ($)				6 Months Ended
	Jun. 27, 2025	Nov. 14, 2024	Oct. 23, 2024	Dec. 31, 2025		Dec. 31, 2024	Dec. 30, 2025	Dec. 29, 2025	Nov. 21, 2025	Jun. 30, 2025	[1]
Entity Incorporation, Date of Incorporation				Jul. 08, 2021
Share price	$ 0.0001
Share price post share consolidation	$ 0.01
Gross proceeds						$ 5,227,732
Number of redeemed aggregate shares	15,436,000
Number of redeemed aggregate post share consolidation	154,360
Authorized share capital							5,000,000	500,000,000		5,000,000
Common Class A [Member]
Share price	$ 0.0001								$ 0.0001
Share price post share consolidation	$ 0.01								$ 0.01
Authorized but unissued ordinary shares	50,000,000
Authorized but unissued ordinary shares post share consolidation	500,000
Voting rights	Each Class A Ordinary Share carries one (1) vote per share
Authorized share capital divided									50,000
Authorized share capital				4,500,000	[1]				450,000,000
Authorized share capital post share consolidation									4,500,000
Common Class B [Member]
Share price	$ 0.0001								$ 0.0001
Share price post share consolidation	$ 0.01								$ 0.01
Voting rights	each Class B Ordinary Share carries fifteen (15) votes per share on all matters submitted to shareholders for approval
Authorized share capital				500,000	[1]				50,000,000
Authorized share capital post share consolidation									500,000
IPO [Member]
Number of share issued			1,520,000
Number of share issued post share consolidation			15,200
Share price			$ 4.00
Share price post share consolidation			$ 400
Gross proceeds			$ 6,100,000
Net proceeds			$ 5,400,000
IPO [Member] | Ordinary Shares [Member]
Share price			$ 0.0001
Share price post share consolidation			$ 0.01
Over-Allotment Option [Member]
Number of share issued		228,000
Number of share issued post share consolidation		2,280
Share price		$ 4.00
Share price post share consolidation		$ 400
Gross proceeds		$ 900,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Share price		$ 0.0001
Share price post share consolidation		$ 0.01

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).